FINANCIAL RISK MANAGEMENT - Exposure to Financial Counterparties by Rating Type (Details) € in Thousands	Dec. 31, 2021 EUR (€) counterparty	Dec. 31, 2020 EUR (€) counterparty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | counterparty	19	13
Exposure	€ 185,000	€ 422,000
Credit exposure threshold amount	€ 250	€ 250
Rated Aa or better
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | counterparty	3	3
Exposure	€ 54,000	€ 120,000
Rated A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | counterparty	13	8
Exposure	€ 98,000	€ 282,000
Rated Baa
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of financial counterparties | counterparty	3	2
Exposure	€ 33,000	€ 20,000